Fresh-Start Reporting (Fresh-Start Adjustments to Goodwill) (Details) $ in Millions	Oct. 03, 2016 USD ($)
Business enterprise value	$ 10,500
Successor
Business enterprise value	10,500
Add: Fair value of liabilities excluded from enterprise value	3,030
Less: Fair value of tangible assets	(8,215)
Less: Fair value of identified intangible assets	(3,408)
Goodwill	$ 1,907